Stock-based compensation	6 Months Ended
Jun. 30, 2022
Share-Based Payment Arrangement [Abstract]
Stock-based compensation
11. Stock-based compensation
Stock-based Compensation Related to Deemed Contributions
In connection with the Company’s IPO, our majority shareholders, Farris Wilks (“Farris”) and Dan Wilks (“Dan”) (together with certain family members or entities they control), sold PFH Units representing approximately 1% of the equity interest in ProFrac LLC to an entity controlled by our Chief Executive Officer, Ladd Wilks (“Ladd”), and our Executive Chairman, Matt Wilks (“Matt”), respectively. These equity interests in ProFrac LLC entitled each of Ladd and Matt to 1,220,978 shares of Class B common stock in ProFrac Corp. These units were sold in exchange for promissory notes. While some of the documentation relating to these transfers was subject to completion, we concluded that both transactions were consummated in connection with the Company’s IPO and, for accounting purposes, should be treated in accordance with ASC Topic 718,
Compensation — Stock Compensation
, as deemed contributions to the Company by Farris and Dan and grants of stock-based compensation to Ladd and Matt by the Company similar to stock options. As no future service period was required and because the promissory notes are prepayable at any time, all related stock-based compensation expense was recognized in the second quarter of 2022. The stock-based compensation expense was $33.7 million using the Black-Scholes-Merton option-pricing model with an average contractual term of 16.5 years, a volatility rate of 64%, and a 0% dividend yield.
Also in connection with the IPO, Farris engaged in estate planning that may result, subject to other terms and conditions, in additional shares being transferred by Farris to Ladd if the Company’s total market capitalization increases to certain target levels within the next five years, which resulted in a performance award being deemed granted by the Company to Ladd. We concluded that this arrangement should be treated, for accounting purposes, in accordance with ASC Topic 718,
Compensation—Stock Compensation
, as a deemed contribution to the Company by a related party and the grant of stock compensation with market conditions to Ladd by the Company.
The grant
date fair value of this award was estimated to be $45.2 million and will be recognized over the estimated derived service period of approximately one year. The grant date fair value and the derived service period of this award was determined using a Monte Carlo simulation method, which incorporates the possibility that the market capitalization targets may not be satisfied. The Monte Carlo simulation is affected by a number of variables, including the fair value of our underlying common shares ($18.00 at grant date), the expected common share price volatility over the expected term (79.2%), the expected dividend yield of our common shares over the expected term (0.0%), the risk-free interest rates over the expected term (2.86%), and the performance period of the award (five years).
The derived service period for the award was determined based on the median vesting time for the simulations that achieved the vesting hurdle. Stock-based compensation expense associated with this award will be recognized over the earlier of (i) the derived service period and (ii) the date on which the market condition is satisfied. Stock-based compensation expense of $5.1 million was recognized in the second quarter of 2022. At June 30, 2022, there was $40.1 million of total unrecognized compensation cost related to this award, which is expected to be recognized over a weighted average period of 1.0 years.
2022 Equity and Incentive Compensation Plan
In May 2022, the Company adopted the ProFrac Holding Corp. 2022 Long Term Incentive Plan (“2022 Plan”) to attract and retain officers, employees, directors, and other key personnel and to provide those persons incentives and awards for performance. The 2022 Plan originally allocated 3,121 thousand shares of our Class A Common Stock in the form of incentive stock options, non-qualified
stock options, restricted stock, restricted stock units (“RSUs”), stock appreciation rights, or other stock-based awards. As of June 30, 2022, up to approximately 2,611 thousand shares were available for future grants under the 2022 Plan.
On May 24, 2022, the Company issued 509 thousand RSUs, which had a grant date fair value of $9.1 million. The RSUs were valued at $17.90 per share, the market price of our Class A Common Stock on the date of grant. Awards granted vest from one to three years from the date of grant.
Stock-based compensation expense for the Company in the second quarter of 2022 for these RSUs was $0.9 million. The weighted-average grant-date fair value per share of RSUs granted was $17.90. The fair value of RSUs vested in the second quarter of 2022 was zero. At June 30, 2022, there was $8.2 million of total unrecognized compensation cost related to unvested RSUs, which is expected to be recognized over a weighted average period of 1.2 years.